Investment in joint ventures accounted for under the equity method: - Net income for the period (Details) - MXN ($) $ in Thousands		5 Months Ended		12 Months Ended
	May 26, 2017	May 26, 2017	May 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Net income for the period				$ 5,683,635	$ 5,119,806	$ 6,750,165
Equity method earnings						$ 112,345
Aerostar
Disclosure of joint ventures [line items]
Net income for the period		$ 224,690	$ 224,690
Equity percentage in joint venture	50.00%		50.00%
Equity method earnings			$ 112,345